SCHEDULE OF OPTIONS TO PURCHASE SHARES OF COMMON STOCK OUTSTANDING AND EXERCISABLE (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of outstanding options | shares	25,690,261
Weighted average remaining life	8 years
Weighted-average exercise price | $ / shares	$ 0.30
Number exercisable | shares	15,497,761
Exercise Price 1 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of outstanding options | shares	16,250,000
Weighted average remaining life	9 years 1 month 28 days
Weighted-average exercise price | $ / shares	$ 0.12
Number exercisable | shares	6,057,500
Exercise Price 1 [Member] | Minimum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices | $ / shares	$ 0.01
Exercise Price 1 [Member] | Maximum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices | $ / shares	0.15
Exercise Price 2 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices | $ / shares	$ 0.16
Number of outstanding options | shares	5,502,761
Weighted average remaining life	8 years 6 months
Weighted-average exercise price | $ / shares	$ 0.16
Number exercisable | shares	5,502,761
Exercise Price 3 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices | $ / shares	$ 0.22
Number of outstanding options | shares	1,750,000
Weighted average remaining life	3 years 3 months 18 days
Weighted-average exercise price | $ / shares	$ 0.22
Number exercisable | shares	1,750,000
Exercise Price 4 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices | $ / shares	$ 0.38
Number of outstanding options | shares	900,000
Weighted average remaining life	2 years 7 months 6 days
Weighted-average exercise price | $ / shares	$ 0.38
Number exercisable | shares	900,000
Exercise Price 5 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices | $ / shares	$ 0.73
Number of outstanding options | shares	762,500
Weighted average remaining life	2 years 3 months 18 days
Weighted-average exercise price | $ / shares	$ 0.73
Number exercisable | shares	762,500
Exercise Price 6 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices | $ / shares	$ 1.37
Number of outstanding options | shares	150,000
Weighted average remaining life	6 months
Weighted-average exercise price | $ / shares	$ 1.37
Number exercisable | shares	150,000
Exercise Price 7 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices | $ / shares	$ 1.43
Number of outstanding options | shares	300,000
Weighted average remaining life	2 years 4 months 24 days
Weighted-average exercise price | $ / shares	$ 1.43
Number exercisable | shares	300,000
Exercise Price 8 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices | $ / shares	$ 15.00
Number of outstanding options | shares	75,000
Weighted average remaining life	2 years 4 months 24 days
Weighted-average exercise price | $ / shares	$ 15.00
Number exercisable | shares	75,000